RELATED PARTY TRANSACTIONS BALANCES (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF RELATED PARTY TRANSACTIONS

	March 31, 2023	March 31, 2022
salary (cost of sales)	20,498	40,028
consulting (capital work in progress)	-	57,737
consulting (professional fees)	30,000	27,000
salary (general and administrative expenses)	116,250	-
	$166,748	$124,765